Note 12 - Components of Loss before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Domestic (United Kingdom)	$ 1,400	$ (158)	$ 4,915
Foreign (United States)	(25,732)	(21,862)	(13,487)
Loss before income taxes	$ (24,332)	$ (22,020)	$ (8,572)